Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers by Geographical Location (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,587,415.0	$ 1,339,254.8	$ 1,069,985.4
Taiwan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	203,963.7	129,082.9	84,255.2
United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,015,996.4	817,911.0	634,713.0
China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	164,552.1	233,783.3	208,101.4
Europe Middle East and Africa [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	89,010.1	70,213.4	67,568.2
Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	71,920.8	63,299.2	57,468.6
Other country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 41,971.9	$ 24,965.0	$ 17,879.0